PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 104,076,000	$ 14,883	¥ 60,985,000	¥ 50,732,000
Property, equipment and software
Property, Plant and Equipment [Line Items]
Impairment losses on long-lived assets	¥ 0		¥ 0	¥ 0